Long-Term Debt - Additional Information (Detail) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended
	Jan. 22, 2014	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 13, 2013	Mar. 22, 2010	Apr. 25, 2012	Jan. 26, 2015	Jan. 31, 2014	Jul. 30, 2013	Apr. 18, 2013
Debt Instrument [Line Items]
Current portion of long-term debt			$ 10,000,000	$ 25,000,000
Repayments of long-term debt			425,000,000	125,000,000	0
Debt issuance costs		7,600,000
Debt Issuance Cost Net Of Amortization		7,000,000
Payments of debt issuance costs			7,630,000	11,172,000	4,859,000
Tender offer costs	25,800,000
Secured Debt [Member]
Debt Instrument [Line Items]
Revolving loan outstanding	40,000,000									40,000,000
Increase in the amount of term loan or revolving credit facility						45,000,000
Base rate plus				2.00%
LIBOR plus				3.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Variation in applicable rate for LIBOR Rate Loan			2.50%
Variation in applicable rate for LIBOR Rate Loan			3.00%
Variation in applicable rate for Base Rate Loan			1.50%
Variation in applicable rate for Base Rate Loan			2.00%
Letters of credit outstanding			11,000,000	4,600,000
7.50 % Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount											225,000,000
Debt instrument fixed interest rate											7.50%
Senior Notes One [Member]
Debt Instrument [Line Items]
Repayments of debt							225,000,000
Line of Credit [Member]
Debt Instrument [Line Items]
Repayments of debt							42,000,000
Term Loan [Member]
Debt Instrument [Line Items]
Principal payments			2,500,000
Senior Notes Other [Member]
Debt Instrument [Line Items]
Aggregate principal amount								125,000,000
Par value of senior notes								104.00%
Gross proceeds of aggregate principal amount additional issued								130,000,000
Secured Debt [Member] | Goldman Term Loan [Member]
Debt Instrument [Line Items]
Aggregate principal amount												125,000,000
Subsequent Event [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Repayments of debt									$ 30,000,000